NOTE 19 SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			114 Months Ended	3 Months Ended													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013	Mar. 17, 2014 Subsequent Event [Member] Chief Operating Officer [Member] Stock Issued as Signing Bonus [Member]	Mar. 17, 2014 Subsequent Event [Member] Tangiers Securities Purchase Agreement [Member]	Mar. 17, 2014 Subsequent Event [Member] Legal Fees [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Legal Fees [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Mar. 17, 2014 Subsequent Event [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	Mar. 17, 2014 Subsequent Event [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member]	Dec. 31, 2013 LG Capital Funding LLC [Member]
NOTE 19 SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)					100,000	11,801,616
Stock Issued During Period, Value, Other			$ 1,500		$ 2,700	$ 301,500
Number of Partial Conversion Notices Received													3
Debt Conversion, Converted Instrument, Shares Issued (in Shares)													2,515,280					11,229,544
Debt Conversion, Original Debt, Amount													50,208					283,920
Number of Note Agreements														2	2
Debt Instrument, Face Amount														50,000	30,000	35,000	30,000		550,000		56,500
Original Issue Discount Rate														10.00%	10.00%	10.00%	10.00%		10.00%		10.00%
Convertible Notes Payable														55,000				122,323	132,825		56,500
Debt Instrument, Maturity Date, Description														twelve (12) months from the Effective Date	nine (9) months from the Effective Date	nine (9) months from the Effective Date	twelve (12) months from the Effective Date		twelve (12) months from the Effective Date		nine (9) months from the Effective Date
Debt Instrument, Interest Rate, Stated Percentage														5.00%	5.00%	5.00%	5.00%
Proceeds from Convertible Debt	646,097	728,000		2,027,909										50,000	30,000			235,000	115,000
Payments of Financing Costs	36,950	24,500		61,450			2,500	1,500	4,000	2,400	2,800	2,400
Convertible Debt															33,000
Debt Instrument, Convertible, Terms of Conversion Feature														The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion.No conversion can occur prior to 180 days from the Effective Date.	The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion.No conversion can occur prior to 180 days from the Effective Date.	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion.No conversion can occur prior to 180 days from the Effective Date.	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion.No conversion can occur prior to 180 days from the Effective Date.		the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion	lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion
Debt Issuance Cost																$ 1,750	$ 1,500